10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 209,663	$ 13,791	$ 406,867	$ 392,702
Restricted cash	953	1,125
Liabilities
Accrued stock-based compensation	64,000	1,700,000
Total
Assets
Cash and cash equivalents	209,663	13,718
Restricted cash	953	1,125
Liabilities
Current portion of debt	1,410,000	1,681,989
Current and non-current portion of convertible notes, net	611,144	230,583
Derivative liability	13,013,260	7,493,066
Accrued stock-based compensation	64,000	1,700,000
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	209,663	13,718
Restricted cash	953	1,125
Fair Value, Inputs, Level 2 [Member]
Liabilities
Current portion of debt	1,410,000	1,681,989
Current and non-current portion of convertible notes, net	611,144	230,583
Accrued stock-based compensation	64,000	1,700,000
Fair Value, Inputs, Level 3 [Member]
Liabilities
Derivative liability	$ 13,013,260	$ 7,493,066